Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(4)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(4)	Total Stockholder Return	Peer Group Total Stockholder Return(5)	Net Income (in thousands)	Return On Average Equity
2025	$1,456,493	$1,506,900	$883,503(2)	$929,288(2)	144.77	159.02	$32,560	13.47%
2024	1,246,543	1,309,926	736,626(2)	804,714(2)	105.98	122.10	24,050	10.71%
2023	1,303,388	1,128,618	790,259(2)	662,863(2)	98.38	100.08	24,137	11.42
2022	1,262,648	1,060,570	905,793(2)	764,704(2)	112.28	98.03	46,399	20.71
2021	1,024,797	1,623,245	765,149(3)	1,269,978(3)	131.21	113.59	49,607	20.33

Company Selected Measure Name	Return On Average Equity
Named Executive Officers, Footnote
(1) The CEO in 2025, 2024, 2023, 2022 and 2021 was Mr. Nelson.
(2) Non-CEO NEOs in 2025, 2024, 2023 and 2022 were Messrs. Olafson, Winterbottom and Peters and Ms. Funk.
	(3) Non-CEO NEOs in 2021 were Messrs. Gulling, Olafson, Winterbottom and Peters.
Peer Group Issuers, Footnote	The peer group consists of the S&P U.S. BMI Banks - Midwest Region Index.
PEO Total Compensation Amount	$ 1,456,493	$ 1,246,543	$ 1,303,388	$ 1,262,648	$ 1,024,797
PEO Actually Paid Compensation Amount	$ 1,506,900	1,309,926	1,128,618	1,060,570	1,623,245
Adjustment To PEO Compensation, Footnote	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO
Non-PEO NEO Average Total Compensation Amount	$ 883,503	736,626	790,259	905,793	765,149
Non-PEO NEO Average Compensation Actually Paid Amount	$ 929,288	804,714	662,863	764,704	1,269,978
Adjustment to Non-PEO NEO Compensation Footnote	and Non-CEO NEOs
Total Shareholder Return Amount	$ 144.77	105.98	98.38	112.28	131.21
Peer Group Total Shareholder Return Amount	$ 159.02	122.10	100.08	98.03	113.59
Net Income (Loss)		$ 24,050	$ 24,137	$ 46,399	$ 49,607
Company Selected Measure Amount	0.1347	0.1071	0.1142	0.2071	0.2033
PEO Name	Mr. Nelson.	Mr. Nelson.	Mr. Nelson.
PEO | Grant date fair value of stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (303,493)	$ (234,473)	$ (288,788)	$ (395,589)	$ (257,325)
PEO | Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,310	307,998	297,160	319,725	407,213
PEO | Change in fair value of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,336	34,907	(119,715)	(151,725)	361,410
PEO | Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,254	(45,049)	(63,427)	25,511	87,150
Non-PEO NEO | Grant date fair value of stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,788)	(206,888)	(254,813)	(348,532)	(235,881)
Non-PEO NEO | Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,450	271,763	262,200	287,753	377,761
Non-PEO NEO | Change in fair value of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,164	30,976	(92,717)	(104,453)	294,169
Non-PEO NEO | Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,959	$ (27,763)	$ (42,066)	$ 24,143	$ 68,780